LONG-TERM DEBT (Narrative) (Details) $ in Millions	Dec. 28, 2025 USD ($)	Dec. 01, 2025	Oct. 07, 2025	Sep. 16, 2025 USD ($)	Sep. 15, 2025 USD ($)	Aug. 13, 2025 USD ($)	Mar. 13, 2025 USD ($)	Mar. 13, 2025 CAD ($)	Dec. 29, 2024 USD ($)	Nov. 22, 2024 USD ($)	Nov. 22, 2024 CAD ($)	Aug. 30, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Term of debt		2 years
Long-term debt (note 12)	$ 3,863,680,000								$ 1,235,870,000
Interest rate							1.26%	1.26%
Term loan facility, interest at variable U.S. interest rate, payable monthly
Disclosure of detailed information about borrowings [line items]
Term of debt												5 years
Long-term debt (note 12)	$ 300,000,000								300,000,000			$ 300,000,000
Term loan facility, interest at variable U.S. interest rate, payable monthly | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	0.10%
Term loan facility, interest at variable U.S. interest rate, payable monthly | Bottom of range
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.00%
Term loan facility, interest at variable U.S. interest rate, payable monthly | Top of range
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.00%
Series 1 Canadian notes and Series 2 Canadian notes | Hedged debt
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 500,000,000
Senior unsecured Canadian notes, Series 1, interest at fixed rate of 4.36%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 365,600,000								347,050,000	$ 357,100,000	$ 500
Interest rate	4.36%									4.362%	4.362%
Senior unsecured Canadian notes, Series 1, interest at fixed rate of 4.36%, payable semi-annually | Hedged debt
Disclosure of detailed information about borrowings [line items]
Interest rate	5.49%
Senior unsecured Canadian notes, Series 2, interest at fixed rate of 4.71%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 146,240,000								138,820,000	$ 142,900,000	$ 200
Interest rate	4.71%									4.711%	4.711%
Senior unsecured Canadian notes, Series 2, interest at fixed rate of 4.71%, payable semi-annually | Hedged debt
Disclosure of detailed information about borrowings [line items]
Interest rate	5.765%
Senior unsecured Canadian notes, Series 3, interest at CORRA plus 1.26%, payable quarterly
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 109,680,000						$ 104,000,000	$ 150	0
Interest rate	1.26%
Senior unsecured Canadian notes, Series 3, interest at CORRA plus 1.26%, payable quarterly | Hedged debt
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 104,000,000
Interest rate	1.405%
Senior unsecured Canadian notes, Series 4, interest at fixed rate of 3.63%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 146,240,000						139,000,000	200	0
Interest rate	3.63%
Senior unsecured Canadian notes, Series 4, interest at fixed rate of 3.63%, payable semi-annually | Hedged debt
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 139,000,000
Interest rate	1.425%
Senior unsecured Canadian notes, Series 5, interest at fixed rate of 4.149%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 255,920,000						$ 243,000,000	$ 350	0
Interest rate	4.149%						4.149%	4.149%
Senior unsecured Canadian notes, Series 5, interest at fixed rate of 4.149%, payable semi-annually | Hedged debt
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 243,000,000
Interest rate	5.635%
Bridge Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 1,200,000,000
Bridge Facility, Term Loans
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 1,100,000,000
Bridge Facility, Two Year Term Loans
Disclosure of detailed information about borrowings [line items]
Term of debt						2 years
Maximum borrowing capacity						$ 500,000,000
Bridge Facility, Three Year Term Loans
Disclosure of detailed information about borrowings [line items]
Term of debt						3 years
Maximum borrowing capacity						$ 600,000,000
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 1,200,000,000
Senior unsecured U.S., Series 1, interest at fixed rate of 4.70%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 600,000,000								0
Interest rate	4.70%		4.70%
Senior unsecured U.S., Series 2, interest at fixed rate of 5.40%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 600,000,000								0
Interest rate	5.40%		5.40%
Term loan facility, interest at variable U.S. interest rate, payable monthly
Disclosure of detailed information about borrowings [line items]
Term of debt		2 years
Long-term debt (note 12)	$ 500,000,000								0
Term loan facility, interest at variable U.S. interest rate, payable monthly
Disclosure of detailed information about borrowings [line items]
Term of debt		3 years
Long-term debt (note 12)	600,000,000								0
New Term Loan Facility | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		0.10%
New Term Loan Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		1.45%
New Term Loan Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		1.58%
Revolving Long-Term Bank Credit Facility, Interest At Variable U.S. Interest Rate
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	240,000,000								$ 0
Maximum borrowing capacity	$ 1,200,000,000			$ 1,200,000,000	$ 1,000,000,000